Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of provision for income taxes

The provision for income taxes was calculated as follows (figures are in thousands of USD):

	Year Ended December 31,
	2024	2023
Tax rate	21%	21%
Income before income taxes	$44,131	$48,235
Income tax at federal statutory tax rate	9,268	10,129
Tax benefit of super deduction of R&D expense (1)	(3,122)	(5,674)
Effect of differences in foreign tax rate	1,687	1,669
Change in provision on valuation allowance for deferred income tax - U.S.	—	(349)
Change in provision on valuation allowance for deferred income tax - Non-U.S.	(7,092)	(3,573)
GILTI inclusion	3,998	3,228
Other differences	1,153	(293)
Total income tax expense	$5,892	$5,137

	For the year ended December 31,
	2025
	Amount	Percentage
Income tax at federal statutory tax rate	$12,894	21.0%
U.S.
GILTI inclusion	808	1.3%
Brazil
Effect of differences in foreign tax rate	426	0.7%
Hong Kong
Effect of differences in foreign tax rate	103	0.2%
Change in valuation allowance	921	1.5%
PRC
Effect of differences in foreign tax rate	3,690	6.0%
Impact of tax preference	(2,809)	(4.6)%
Non-deductible expenses	434	0.7%
Tax benefit of super deduction of R&D expense (1)	(5,422)	(8.8)%
Others	531	0.9%
Income tax expense	$11,576	18.9%
(1)	According to a new tax incentives policy promulgated by the State Tax Bureau of the PRC and effective from March 2021 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 100% of their research and development expenses in determining their taxable income for the year.